COMMITMENTS AND CONTINGENCIES (FY) (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 29, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020
COMMITMENTS AND CONTINGENCIES [Line Items]
Restricted cash		$ 2,508,471	$ 129,118	$ 113,362
Operating lease, remaining lease term			4 years 6 months
Lease termination fee	$ (1,350,000)		$ (1,039,648)	0
Collection (release) of security deposit	(135,544)
Cash payment of operating lease	$ 1,214,456
Operating lease liability			0	2,386,877	$ 2,087,713
Operating lease, current liability					242,216
Operating lease right-of-use asset			$ 0	2,386,877	$ 2,019,577
Operating lease, discount rate			5.75%
Share repurchases payable		$ 1,001,243	$ 2,980,559	0
Maximum
COMMITMENTS AND CONTINGENCIES [Line Items]
Shares authorized to be repurchased per month (as a percent)		2.00%	2.00%
Shares authorized to be repurchased per quarter (as a percent)		5.00%	5.00%
Lease Agreements
COMMITMENTS AND CONTINGENCIES [Line Items]
Obligation amount to pay for site and tenant improvements			$ 60,598	98,329
Restricted cash		$ 2,400,000	$ 92,684	$ 92,684
Lease Agreements | Santa Clara Property
COMMITMENTS AND CONTINGENCIES [Line Items]
Ownership (as a percent)			72.70%